UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):    [   ] is a restatement.
				    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Timucuan Asset Management, Inc.
Address:	200 West Forsyth Street
		Suite 1600
		Jacksonville, FL 32202-4358

13F File Number:	   28-6184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Randall Mann
Title:		Executive Vice President
Phone:		904-356-1739
Signature, Place, and Date of Signing:

	Randall Mann	Jacksonville, Florida	February 10, 2004


Report type (Check only one.):

[ X ]		13F HOLDINGS REPORT.

[   ]		13F NOTICE.

[   ]		13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:	39

Form 13F Information Table Value Total:	334,199



List of Other Included Manager:

  No. 	13F File Number		Name

                                                         FORM 13F INFORMATION TABLE
                                                  VALUE   SHARES/   SH/ PUT/  INVSTMT OTHER   VOTING AUTHORITY
NAME OF ISSUER                 CLASS    CUSIP   (X$1000)  PRN AMT   PRN CALL  DSCRETN  MGRS  SOLE  SHARE NONE
ABBOTT LABORATORIES, INC.       COM   002824100       234      5020 SH         SOLE          SOLE
ARBITRON, INC.		        COM   03875Q108       382      9150 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC.        COM   084670108     44568       529 SH         SOLE          SOLE
BERKSHIRE HATHAWAY, INC. 'B'    COM   084670207      9188      3264 SH         SOLE          SOLE
H&R BLOCK, INC.                 COM   093671105     31376    566669 SH         SOLE          SOLE
BLYTH, INC.		        COM   09643P108       387     12000 SH         SOLE          SOLE
CPI CORP.                       COM   125902106      3118    154300 SH         SOLE          SOLE
CNB FLORIDA BANCSHARES, INC.    COM   12612H107       232     10100 SH         SOLE          SOLE
COCA-COLA CO.                   COM   191216100      6991    137752 SH         SOLE          SOLE
COINSTAR, INC.                  COM   19259P300       181     10000 SH         SOLE          SOLE
COMCAST CORP-SPECIAL CL A       COM   200300200     21653    692000 SH         SOLE          SOLE
COMPASS BANCSHARES, INC.        COM   20449H109       262      6669 SH         SOLE          SOLE
COSTCO WHOLESALE                COM   22160K105     22919    616425 SH         SOLE          SOLE
FIRST HEALTH GROUP CORP.        COM   320960107     22093   1131788 SH         SOLE          SOLE
FIRST NAT'L BANKSHARES INC.     COM   32110J108       762     32681 SH         SOLE          SOLE
GENERAL ELECTRIC CORP.          COM   369604103       493     15900 SH         SOLE          SOLE
HOME DEPOT, INC.                COM   437076102     17778    500940 SH         SOLE          SOLE
INTERACTIVE DATA CORP.          COM   45840J107     14425    871050 SH         SOLE          SOLE
INTL SPEEDWAY CORP - CL A       COM   460335201       398      8950 SH         SOLE          SOLE
IPAYMENT INC.                   COM   46262E105      4391    129556 SH         SOLE          SOLE
LABORATORY CRP OF AMER HLDGS    COM   50540R409     15290    413810 SH         SOLE          SOLE
LIBERTY MEDIA - A               COM   530718105     14817   1246170 SH         SOLE          SOLE
MARKEL CORPORATION              COM   570535104     29741    117317 SH         SOLE          SOLE
MULTIMEDIA GAMES, INC.          COM   625453105       288      7000 SH         SOLE          SOLE
1-800 CONTACTS INC.             COM   681977104       662     31500 SH         SOLE          SOLE
RLI CORPORATION	                COM   749607107       468     12500 SH         SOLE          SOLE
RADIOSHACK CORP.                COM   750438103     24526    799420 SH         SOLE          SOLE
REGENCY CENTERS CORP.           COM   758849103       299      7500 SH         SOLE          SOLE
RITCHIE BROS. AUCTIONEERS       COM   767744105      6762    127350 SH         SOLE          SOLE
ROCK-TENN COMPANY - CL A        COM   772739207      6318    366070 SH         SOLE          SOLE
ST. JOE COMPANY                 COM   790148100       286      7667 SH         SOLE          SOLE
E. W. SCRIPPS CO.               COM   811054204     29239    310590 SH         SOLE          SOLE
SERVICEMASTER COMPANY           COM   817615107       118     10122 SH         SOLE          SOLE
SONOCO PRODUCTS CO.             COM   835495102       616     25000 SH         SOLE          SOLE
STRATTEC SECURITY CORP          COM   863111100       390      6400 SH         SOLE          SOLE
VALASSIS COMMUNICATIONS, INC.   COM   918866104       411     14000 SH         SOLE          SOLE
WACHOVIA CORP.                  COM   929771103       403      8660 SH         SOLE          SOLE
WASHINGTON POST CO. B           COM   939640108       396       500 SH         SOLE          SOLE
WESCO FINANCIAL                 COM   950817106      1338      3800 SH         SOLE          SOLE
                                                   334199